Business combinations (Tables)	9 Months Ended
Sep. 30, 2024
Business combinations [Abstract]
Fair value of assets and liabilities consolidated at the effective acquisition date
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the nine-month period ended September 30, 2024
Property, plant and equipment under IAS 16	19,724
Intangible assets under IAS 38	45,678
Intangible assets under IFRS 16	6,525
Cash & cash equivalents	4,199
Other current assets	4,829
Deferred tax liabilities	(3,969)
Lease liabilities	(6,525)
Other current and non-current liabilities	(4,781)
Total net assets acquired at fair value	65,680
Asset acquisition – purchase price	(65,680)
Net result of business combinations	-

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year ended December 31, 2023
Property, plant and equipment under IAS 16	1,565
Intangible assets under IAS 38	4,487
Inventories	1,646
Other current and non-current liabilities	(5,917)
Total net assets acquired at fair value	1,781
Asset acquisition – purchase price	(1,781)
Net result of business combinations	-